UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
Scott C. Sipple
President and Chief Executive Officer
Great-West Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: June 28, 2019

Item 1. REPORTS TO STOCKHOLDERS
GREAT-WEST FUNDS, INC.
Great-West Emerging Markets Equity Fund
(Institutional Class, Investor Class and Class L)
Semi-Annual Report
June 28, 2019
On June 5, 2018 the Securities and Exchange Commission (“SEC”) adopted new rule 30e-3 under the Investment Company Act of 1940. Subject to conditions, new rule 30e-3 will provide certain registered investment companies with an optional method to satisfy their obligations to transmit shareholder reports by making such reports and other materials accessible at a website address specified in a notice to investors.
Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.greatwestfunds.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from your financial intermediary electronically by contacting your financial intermediary.
You may elect to receive all future reports in paper free of charge. You can contact (866) 345-5954 or make elections online at www.fundreports.com to let your financial intermediary know you wish to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account.
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Summary of Investments by Sector as of June 28, 2019 (unaudited)
Sector	Percentage of Fund Investments
Financial	30.48%
Communications	16.26
Technology	16.03
Consumer, Non-cyclical	10.17
Energy	8.27
Consumer, Cyclical	6.96
Basic Materials	5.29
Industrial	3.53
Utilities	2.16
Diversified	0.46
Short Term Investments	0.39
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2019 to June 28, 2019).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/19)	(06/28/19)	(01/01/19 – 06/28/19)
Institutional Class
Actual	$1,000.00	$1,120.80	$4.58
Hypothetical (5% return before expenses)	$1,000.00	$1,020.20	$4.36
Investor Class
Actual	$1,000.00	$1,119.40	$6.39
Hypothetical (5% return before expenses)	$1,000.00	$1,018.50	$6.09
Class L
Actual	$1,000.00	$1,119.50	$7.69
Hypothetical (5% return before expenses)	$1,000.00	$1,017.30	$7.32
* Expenses are equal to the Fund's annualized expense ratio of 0.88% for the Institutional Class, 1.23% for the Investor Class and 1.48% for the Class L shares, multiplied by the average account value over the period, multiplied by 179/365 days to reflect the one-half year period.
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.
GREAT-WEST EMERGING MARKETS EQUITY FUND
Schedule of Investments
As of June 28, 2019 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 5.20%
30,607	Anglo American Platinum Ltd	$ 1,821,115
945,000	Dongyue Group Ltd(a)	581,200
276,798	Harmony Gold Mining Co Ltd(a)	622,079
266,800	Mexichem SAB de CV	561,713
83,876	MMC Norilsk Nickel PJSC ADR	1,888,887
144,139	Mondi PLC	3,279,721
33,693	Novolipetsk Steel PJSC GDR	853,076
1,067,500	Petronas Chemicals Group Bhd	2,169,985
44,161	Severstal PJSC GDR	747,465
46,806	UPL Ltd(a)	635,725
358,333	Vale SA(a)	4,834,759
209,100	Vale SA Sponsored ADR	2,810,304
		20,806,029
Communications — 15.98%
331,400	Advanced Info Service PCL	2,358,115
12,503	AfreecaTV Co Ltd(a)	667,593
116,994	Alibaba Group Holding Ltd Sponsored ADR(a)	19,824,633
2,476,200	America Movil SAB de CV Series L	1,804,860
7,900	Autohome Inc ADR(a)(b)	676,398
105,500	China Mobile Ltd	960,437
3,404,000	China Telecom Corp Ltd Class H	1,714,078
1,866,000	China Unicom Hong Kong Ltd	2,040,288
179,775	LG Uplus Corp(a)	2,257,291
62,235	MTN Group Ltd	470,608
39,235	Naspers Ltd	9,496,842
2,402	NCSoft Corp	993,653
66,946	PLAY Communications SA(c)	580,457
66,416	Sun TV Network Ltd(a)	485,950
420,700	Tencent Holdings Ltd	19,032,224
686,267	Turk Telekomunikasyon AS(a)	589,397
		63,952,824
Consumer, Cyclical — 6.84%
831,900	AirAsia Group Bhd	549,450
94,000	ANTA Sports Products Ltd	648,337
967,700	Bermaz Auto Bhd	622,887
287,760	Cebu Air Inc	511,237
692,200	Com7 PCL NVDR	492,949
246,000	Feng TAY Enterprise Co Ltd(a)	1,921,581
595,000	Great Wall Motor Co LTD Class H	426,311
1,660,700	Home Product Center PCL NVDR(a)	948,181
6,578	Hotel Shilla Co Ltd(a)	553,625
4,798	Hyundai Department Store Co Ltd(a)	344,103
1,962	Hyundai Mobis Co Ltd	400,294
20,038	InterGlobe Aviation Ltd(c)	452,456
56,512	Kia Motors Corp	2,155,866
8,646	LG Electronics Inc	594,898
Shares		Fair Value
Consumer, Cyclical — (continued)
218,500	Li Ning Co Ltd	$ 516,714
137,150	Lojas Renner SA(a)	1,678,681
145,013	Mahindra & Mahindra Ltd	1,376,524
291,539	Mahindra & Mahindra Ltd Sponsored GDR	2,711,313
126,000	Makalot Industrial Co Ltd(a)	852,542
87,101	Mr Price Group Ltd	1,226,636
24,000	Poya International Co Ltd(a)	324,831
102,000	President Chain Store Corp	987,140
178,000	Rexon Industrial Corp Ltd(a)	485,676
1,694	Shinsegae International Inc	312,980
532,000	Sinotruk Hong Kong Ltd	921,761
706,900	Wal-Mart de Mexico SAB de CV	1,929,508
562,000	Weichai Power Co Ltd Class H	950,584
54,000	Yum China Holdings Inc	2,494,800
		27,391,865
Consumer, Non-Cyclical — 8.17%
70,114	Adcock Ingram Holdings Ltd(a)	297,760
24,850	BIM Birlesik Magazalar AS	341,819
106,079	Cia Cervecerias Unidas SA	1,494,991
994,000	CSPC Pharmaceutical Group Ltd	1,603,172
17,179	Dino Polska SA(a)(c)	601,931
159,800	Estacio Participacoes SA	1,218,491
334,300	Fomento Economico Mexicano SAB de CV	3,234,361
99,421	Foshan Haitian Flavouring & Food Co Ltd Class A	1,523,067
225,766	Fujian Sunner Development Co Ltd Class A	834,429
74,372	Hindustan Unilever Ltd(a)	1,926,617
136,452	Hualan Biological Engineering Inc Class A	606,194
328,470	International Container Terminal Services Inc	938,577
39,907	Jubilant Life Sciences Ltd(a)	296,067
5,200	Kweichow Moutai Co Ltd Class A	746,843
3,719	LG Household & Health Care Ltd	4,235,811
13,500	Nestle Berhad(a)	487,059
4,104	Nestle India Ltd(a)	708,270
15,300	New Oriental Education & Technology Group Inc Sponsored ADR(a)	1,477,674
910,500	Sino Biopharmaceutical Ltd	931,510
159,950	TAL Education Group ADR(a)	6,094,095
41,000	TCI Co Ltd	563,430
57,100	Topchoice Medical Investment Corp Class A(a)	737,132
236,700	Unilever Indonesia Tbk PT	754,473

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST EMERGING MARKETS EQUITY FUND
Schedule of Investments
As of June 28, 2019 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
390,000	Uni-President Enterprises Corp(a)	$ 1,038,836
		32,692,609
Diversified — 0.45%
326,200	Alfa SAB de CV	319,848
112,965	AVI Ltd(a)	732,728
3,485	CJ Corp(a)	305,277
301,984	Haci Omer Sabanci Holding AS(a)	447,566
		1,805,419
Energy — 8.13%
1,498,000	China Petroleum & Chemical Corp Class H	1,020,467
154,500	China Shenhua Energy Co Ltd Class H	323,611
4,681,000	CNOOC Ltd	7,984,680
223,032	Coal India Ltd	819,929
41,900	Ecopetrol SA Sponsored ADR	766,351
29,809	Exxaro Resources Ltd	365,020
177,103	Gazprom PJSC Sponsored ADR	1,296,394
106,022	LUKOIL PJSC Sponsored ADR	8,907,969
111,010	MOL Hungarian Oil & Gas PLC	1,232,341
3,054,000	PetroChina Co Ltd(a)	1,683,937
104,600	Petroleo Brasileiro SA Sponsored ADR	1,628,622
173,400	PTT Exploration & Production PCL	774,564
21,920	Reliance Industries Ltd(a)	397,785
19,995	SK Innovation Co Ltd(a)	2,756,106
35,254	Tatneft PJSC Sponsored ADR	2,585,881
		32,543,657
Financial — 28.73%
94,224	Abu Dhabi Commercial Bank PJSC	212,912
706,000	Air China Ltd(a)	709,887
53,904	Axis Bank Ltd(a)	631,213
2,263,000	Ayala Land Inc	2,245,100
390,960	Banco Bradesco SA ADR	3,839,227
10,100	Banco Macro SA ADR	735,785
71,600	Banco Santander Brasil SA	854,923
641,300	Bangkok Bank PCL NVDR	4,121,681
602,000	Bank Central Asia Tbk PT	1,277,491
10,993,200	Bank Mandiri Persero Tbk PT	6,241,385
251,768	Bank of Baroda(a)	443,561
646,300	Bank of Nanjing Co Ltd Class A	778,335
10,574,800	Bank Rakyat Indonesia(a)	3,264,709
11,651	Capitec Bank Holdings Ltd	1,074,307
191,160	Chailease Holding Co Ltd	792,167
442,000	China Aoyuan Group Ltd	621,403
3,333,000	China CITIC Bank Corp Ltd Class H	1,898,112
Shares		Fair Value
Financial — (continued)
3,344,000	China Construction Bank Corp Class H	$ 2,882,541
3,586,000	China Jinmao Holdings Group Ltd(a)	2,181,268
615,000	China Merchants Bank Co Ltd Class H	3,051,888
143,618	China Vanke Co Ltd Class A(a)	582,623
406,600	China Vanke Co Ltd Class H	1,524,476
2,528,131	Commerce Asset Holding(a)	3,293,053
113,648	Commercial International Bank Egypt SAE GDR	502,313
1,319,000	Country Garden Holdings Co Ltd	2,005,206
295,000	Country Garden Services Holdings Co Ltd	681,649
179,756	DLF Ltd	491,106
212,709	Dubai Islamic Bank PJSC	297,929
630,000	E.Sun Financial Holding Co Ltd(a)	527,686
88,049	FirstRand Ltd	428,841
1,000,600	Grupo Financiero Banorte SAB de CV Class O	5,811,626
12,427	Grupo Financiero Galicia SA ADR	441,159
18,933	Hana Financial Group Inc	613,663
75,158	HDFC Bank Ltd(a)	2,662,190
27,000	HDFC Bank Ltd ADR	3,511,080
179,262	Housing Development Finance Corp Ltd	5,692,133
28,349	Hyundai Marine & Fire Insurance Co Ltd(a)	698,738
188,462	ICICI Bank Ltd	1,193,107
508,531	Industrial Bank Co Ltd Class A(a)	1,356,135
124,590	Industrial Bank of Korea(a)	1,516,880
93,800	IRB Brasil Resseguros S/A	2,431,259
29,534	KB Financial Group Inc	1,170,704
926,300	Krungthai Card PCL NVDR(a)	1,307,545
51,200	LexinFintech Holdings Ltd ADR(a)	571,392
67,382	LIC Housing Finance Ltd	542,009
258,500	Longfor Group Holdings Ltd	974,651
40,820	OTP Bank Nyrt	1,625,510
377,900	Ping An Bank Co Ltd Class A(a)	759,595
1,059,500	Ping An Insurance Group Co of China Ltd Class H	12,740,356
279,390	Qatar National Bank QPSC	1,460,658
78,000	Qudian Inc Sponsored ADR(a)	585,000
197,859	REC Ltd	472,160
945,900	RHB Bank Bhd(a)	1,279,511
1,549,269	Sberbank of Russia PJSC	5,832,739
206,974	Sberbank of Russia PJSC Sponsored ADR	3,162,563
8,890	Shinhan Financial Group Co Ltd(a)	345,768
31,015	Standard Bank Group Ltd	433,272
307,369	State Bank of India(a)	1,608,428
458,100	Thanachart Capital PCL NVDR(a)	829,352

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST EMERGING MARKETS EQUITY FUND
Schedule of Investments
As of June 28, 2019 (Unaudited)
Shares		Fair Value
Financial — (continued)
221,000	Times China Holdings Ltd	$ 442,458
236,000	Tisco Financial Group PCL NVDR	719,844
291,645	Turkiye Garanti Bankasi AS(a)	457,964
5,971,000	Yuanta Financial Holding Co Ltd(a)	3,589,281
		115,031,507
Industrial — 3.46%
358,500	Anhui Conch Cement Co Ltd Class H	2,243,246
343,221	Aramex PJSC	387,778
356,000	Asia Cement Corp	545,537
28,000	ASMedia Technology Inc	437,465
294,000	China Resources Cement Holdings Ltd	284,637
13,284	Daelim Industrial Co Ltd(a)	1,324,731
145,000	Delta Electronics Inc(a)	736,954
1,977,000	DMCI Holdings Inc(a)	397,445
51,000	Egis Technology Inc	399,463
62,831	Escorts Ltd(a)	488,046
203,300	Grupo Aeroportuario del Centro Norte SAB de CV	1,242,334
10,880	GS Engineering & Construction Corp(a)	380,769
141,979	Huaxin Cement Co Ltd Class A	418,976
12,000	Largan Precision Co Ltd(a)	1,498,723
4,842	Samsung Electro-Mechanics Co Ltd(a)	411,983
229,200	Tangshan Jidong Cement Co Ltd Class A	588,622
106,568	Tekfen Holding AS	477,097
408,000	Tianneng Power International Ltd	328,809
2,528,000	West China Cement Ltd	388,575
129,000	Zhen Ding Technology Holding Ltd	412,700
573,400	Zhengzhou Coal Mining Machinery Group Co Ltd Class A	477,320
		13,871,210
Technology — 15.75%
209,000	Advantech Co Ltd(a)	1,779,863
14,133	Douzone Bizon Co Ltd	763,414
6,100	Globant SA(a)	616,405
149,600	Infosys Ltd Sponsored ADR	1,600,720
67,000	International Games System Co Ltd(a)	646,646
562,204	Samsung Electronics Co Ltd	22,893,131
4,828	Samsung SDS Co Ltd	899,986
121,621	SK Hynix Inc(a)	7,315,427
621,000	Taiwan Semiconductor Manufacturing Co Ltd(a)	4,749,646
460,100	Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	18,022,117
Shares		Fair Value
Technology — (continued)
92,523	Tata Consultancy Services Ltd(a)	$ 2,985,667
53,100	Tencent Music Entertainment Group ADR(a)(b)	795,969
		63,068,991
Utilities — 2.13%
152,500	Beijing Enterprises(a)	775,192
178,000	China Resources Gas Group Ltd	883,892
43,500	Cia de Saneamento Basico do Estado de Sao Paulo(a)	532,882
135,609	Enea SA(a)	339,217
167,209	Engie Energia Chile SA	308,200
159,340	GAIL India Ltd(a)	719,933
23,229	Korea Electric Power Corp(a)	514,206
279,300	PGE Polska Grupa Energetyczna SA(a)	718,319
1,239,983	Power Grid Corp of India Ltd	3,717,361
		8,509,202
TOTAL COMMON STOCK — 94.84% (Cost $386,653,063)		$379,673,313
PREFERRED STOCK
Financial — 1.22%
494,012	Banco Bradesco SA	4,866,854
TOTAL PREFERRED STOCK — 1.22% (Cost $3,667,409)		$ 4,866,854
WARRANTS
Consumer, Non-Cyclical — 1.83%
289,850	Jiangsu Hengrui Medicine Co Ltd(a)	2,790,460
31,444	Kweichow Moutai Co Ltd(a)	4,516,101
TOTAL WARRANTS — 1.83% (Cost $5,634,921)		$ 7,306,561

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST EMERGING MARKETS EQUITY FUND
Schedule of Investments
As of June 28, 2019 (Unaudited)
Principal Amount		Fair Value
SHORT TERM INVESTMENTS
Repurchase Agreements — 0.38%
$ 531,921	Undivided interest of 1.03% in a repurchase agreement (principal amount/value $51,967,681 with a maturity value of $51,978,551) with RBC Capital Markets Corp, 2.51%, dated 6/28/19 to be repurchased at $531,921 on 7/1/19 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 7.00%, 7/18/19 - 9/9/49, with a value of $53,007,035.(d)	$ 531,921
998,520	Undivided interest of 49.99% in a repurchase agreement (principal amount/value $2,000,000 with a maturity value of $2,000,420) with HSBC Securities (USA) Inc, 2.52%, dated 6/28/19 to be repurchased at $998,520 on 7/1/19 collateralized by various U.S. Government Agency securities, 2.00% - 6.50%, 4/1/21 - 6/1/49, with a value of $2,040,000.(d)	998,520
SHORT TERM INVESTMENTS — 0.38% (Cost $1,530,441)		$ 1,530,441
TOTAL INVESTMENTS — 98.27% (Cost $397,485,834)		$393,377,169
OTHER ASSETS & LIABILITIES, NET — 1.73%		$ 6,940,691
TOTAL NET ASSETS — 100.00%		$400,317,860
(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at June 28, 2019.
(c)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(d)	Collateral received for securities on loan.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depository Receipt
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST EMERGING MARKETS EQUITY FUND
Schedule of Investments
As of June 28, 2019 (Unaudited)
Summary of Investments by Country as of June 28, 2019.
Country	Fair Value	Percentage of Fund Investments
China	$110,604,757	28.12%
South Korea	54,426,896	13.83
Taiwan	40,312,283	10.25
India	36,569,350	9.30
Russia	25,274,974	6.42
Brazil	24,696,002	6.28
South Africa	16,969,208	4.31
Mexico	14,904,250	3.79
Thailand	11,552,232	2.94
Indonesia	11,538,058	2.93
Malaysia	8,401,946	2.13
Luxembourg	7,306,561	1.86
Hong Kong	7,282,031	1.85
Philippines	4,092,359	1.04
United Kingdom	3,279,721	0.83
Hungary	2,857,851	0.73
Turkey	2,313,843	0.59
Poland	2,239,925	0.57
Chile	1,803,191	0.46
Argentina	1,793,348	0.46
United States	1,530,441	0.39
Qatar	1,460,658	0.37
United Arab Emirates	898,620	0.23
Columbia	766,351	0.19
Egypt	502,313	0.13
Total	$393,377,169	100.00%
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of June 28, 2019 (Unaudited)
Great-West Emerging Markets Equity Fund
ASSETS:
Investments in securities, fair value (including $1,457,643 of securities on loan)(a)	$391,846,728
Repurchase agreements, fair value(b)	1,530,441
Cash	7,639,051
Cash denominated in foreign currencies, fair value(c)	1,000,468
Dividends receivable	1,630,019
Subscriptions receivable	139,656
Receivable for investments sold	77,638
Total Assets	403,864,001
LIABILITIES:
Payable for director fees	3,055
Payable for distribution fees	5,983
Payable for investments purchased	64,850
Payable for other accrued fees	210,974
Payable for shareholder services fees	11,483
Payable to investment adviser	224,481
Payable upon return of securities loaned	1,530,441
Redemptions payable	1,494,874
Total Liabilities	3,546,141
NET ASSETS	$400,317,860
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$4,594,668
Paid-in capital in excess of par	449,698,751
Total distributable earnings	(53,975,559)
NET ASSETS	$400,317,860
NET ASSETS BY CLASS
Investor Class	$11,099,316
Class L	$38,965,516
Institutional Class	$350,253,028
CAPITAL STOCK:
Authorized
Investor Class	50,000,000
Class L	15,000,000
Institutional Class	150,000,000
Issued and Outstanding
Investor Class	1,272,410
Class L	4,519,681
Institutional Class	40,154,589
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$8.72
Class L	$8.62
Institutional Class	$8.72
(a) Cost of investments	$395,955,393
(b) Cost of repurchase agreements	$1,530,441
(c) Cost of cash denominated in foreign currencies	$999,906
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
Statement of Operations
For the period ended June 28, 2019 (Unaudited)
Great-West Emerging Markets Equity Fund
INVESTMENT INCOME:
Income from securities lending	$1,674
Dividends	5,141,280
Foreign withholding tax	(567,511)
Total Income	4,575,443
EXPENSES:
Management fees	1,657,155
Shareholder services fees – Investor Class	20,774
Shareholder services fees – Class L	16,980
Audit and tax fees	29,499
Custodian fees	166,352
Director's fees	10,228
Distribution fees – Class L	12,117
Legal fees	1,540
Pricing fees	7,149
Registration fees	45,509
Shareholder report fees	28
Transfer agent fees	6,012
Other fees	453
Total Expenses	1,973,796
Less amount waived by investment adviser	356,874
Less amount waived by distributor - Class L	13
Net Expenses	1,616,909
NET INVESTMENT INCOME	2,958,534
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss on investments and foreign currency transactions	(14,792,305)
Net Realized Loss	(14,792,305)
Net change in unrealized appreciation on investments and foreign currency translations	53,503,614
Net Change in Unrealized Appreciation	53,503,614
Net Realized and Unrealized Gain	38,711,309
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$41,669,843
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 28, 2019 and fiscal year ended December 31, 2018
Great-West Emerging Markets Equity Fund	2019 (Unaudited)	2018 (a)
OPERATIONS:
Net investment income	$2,958,534	$5,194,430
Net realized loss	(14,792,305)	(37,987,590)
Net change in unrealized appreciation (depreciation)	53,503,614	(57,611,717)
Net Increase (Decrease) in Net Assets Resulting from Operations	41,669,843	(90,404,877)
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	-	(123,364)
Class L	-	(1,525)
Institutional Class	-	(5,115,636)
From Net Investment Income and Net Realized Gains	0	(5,240,525)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	1,713,706	21,461,232
Class L	42,940,456	94,869
Institutional Class	40,932,495	500,545,512
Shares issued in reinvestment of distributions
Investor Class	-	123,364
Class L	-	1,525
Institutional Class	-	5,115,636
Shares redeemed
Investor Class	(4,568,346)	(5,656,893)
Class L	(4,690,493)	(8,965)
Institutional Class	(58,808,022)	(84,902,657)
Net Increase in Net Assets Resulting from Capital Share Transactions	17,519,796	436,773,623
Total Increase in Net Assets	59,189,639	341,128,221
NET ASSETS:
Beginning of Period	341,128,221	0
End of Period	$400,317,860	$341,128,221
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	199,963	2,218,106
Class L	5,077,901	11,601
Institutional Class	4,838,555	51,200,386
Shares issued in reinvestment of distributions
Investor Class	-	15,511
Class L	-	199
Institutional Class	-	637,397
Shares redeemed
Investor Class	(536,556)	(624,614)
Class L	(568,910)	(1,110)
Institutional Class	(6,927,412)	(9,594,337)
Net Increase	2,083,541	43,863,139
(a) Fund commenced operations on January 05, 2018.
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST EMERGING MARKETS EQUITY FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)
Investor Class
06/28/2019(Unaudited)	$ 7.79	0.05	0.88	0.93	-	-	-	$8.72	11.94% (d)
12/31/2018 (e)	$10.00	0.09	(2.22)	(2.13)	(0.08)	-	(0.08)	$7.79	(21.34%) (d)
Class L
06/28/2019(Unaudited)	$ 7.70	0.14	0.78	0.92	-	-	-	$8.62	11.95% (d)
12/31/2018 (e)	$10.00	0.08	(2.23)	(2.15)	(0.15)	-	(0.15)	$7.70	(21.53%) (d)
Institutional Class
06/28/2019(Unaudited)	$ 7.78	0.07	0.87	0.94	-	-	-	$8.72	12.08% (d)
12/31/2018 (e)	$10.00	0.12	(2.22)	(2.10)	(0.12)	-	(0.12)	$7.78	(21.02%) (d)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(f)
Supplemental Data and Ratios
Investor Class
06/28/2019 (Unaudited)	$ 11,099	1.62% (g)	1.23% (g)	1.14% (g)	34% (d)
12/31/2018 (e)	$ 12,536	1.56% (g)	1.23% (g)	0.98% (g)	60% (d)
Class L
06/28/2019 (Unaudited)	$ 38,966	1.93% (g)	1.48% (g)	3.57% (g)	34% (d)
12/31/2018 (e)	$ 82	124.05% (g)	1.48% (g)	1.00% (g)	60% (d)
Institutional Class
06/28/2019 (Unaudited)	$350,253	1.07% (g)	0.88% (g)	1.62% (g)	34% (d)
12/31/2018 (e)	$328,510	1.07% (g)	0.88% (g)	1.37% (g)	60% (d)
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Fund commenced operations on January 5, 2018.
(f)	Portfolio turnover is calculated at the Fund level.
(g)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST EMERGING MARKETS EQUITY FUND
Notes to Financial Statements (Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-seven funds. Interests in the Great-West Emerging Markets Equity Fund (the Fund) are included herein. The investment objective of the Fund is to seek long-term capital appreciation. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.
The Fund offers three share classes, referred to as Investor Class, Class L and Institutional Class shares. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. Expenses incurred by Great-West Funds, which are not Fund specific, are allocated based on relative net assets or other appropriate allocation methods.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of U.S. GAAP. The following is a summary of the significant accounting policies of the Fund.
Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

Semi-Annual Report - June 28, 2019

Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.
Warrants	Exchange traded close price, bids and evaluated bids.
Short Term Investments	Maturity date, credit quality and interest rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of June 28, 2019, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector, industry or geography classifications, as applicable, are included in the Schedule of Investments.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$ 121,078,226	$ 258,595,087	$ —	$ 379,673,313
Preferred Stock	4,866,854	—	—	4,866,854
Warrants	—	7,306,561	—	7,306,561
Short Term Investments	—	1,530,441	—	1,530,441
Total Assets	$ 125,945,080	$ 267,432,089	$ 0	$ 393,377,169

Semi-Annual Report - June 28, 2019

Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Foreign Currency Translations and Transactions
The accounting records of the Fund are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.
The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Fund and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates. These gains and losses are included in net realized gain or loss and change in net unrealized appreciation or depreciation on the Statement of Operations.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.
Federal Income Taxes and Distributions to Shareholders
The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Fund, if any, are declared and paid annually. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments, adjustments for passive foreign investment corporations and foreign currency reclassifications.

Semi-Annual Report - June 28, 2019

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of June 28, 2019 were as follows:
Federal tax cost of investments	$400,958,182
Gross unrealized appreciation on investments	23,129,936
Gross unrealized depreciation on investments	(30,710,949)
Net unrealized depreciation on investments	$(7,581,013)
2.  RISK EXPOSURES
Concentration of Risk
The Fund may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Fund to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.
3.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.93% of the Fund’s average daily net assets up to $1 billion dollars, 0.88% of the Fund's average daily net assets over $1 billion dollars and 0.83% of the Fund's average daily net assets over $2 billion dollars. Certain administration and accounting services fees for the Fund are included in the investment advisory agreement.
The Adviser has contractually agreed to waive fees or reimburse expenses that exceed an annual rate of 0.88% of the Fund’s average daily net assets attributable to each Class, including management fees and expenses paid directly by the Fund, excluding shareholder service fees, distribution fees and certain extraordinary expenses (the “Expense Limit”). The agreement’s current term ends on April 30, 2020 and automatically renews for one-year unless terminated upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement. The amount waived or reimbursed, if any, is reflected in the Statement of Operations.
The Adviser is permitted upon approval by the Board of Directors to recoup amounts waived or reimbursed by the Fund in future periods, not exceeding three years, if the Fund's other expenses including such recoupment do not exceed the Expense Limit. At June 28, 2019, the amounts subject to recoupment were as follows:
Expires December 31, 2021	Expires June 28, 2022	Recoupment of Past Reimbursed Fees by the Adviser
$769,799	$356,874	$0
The Adviser and Great-West Funds have entered into sub-advisory agreements with Lazard Asset Management LLC and UBS Asset Management (Americas) Inc. The Adviser is responsible for compensating the Sub-Advisers for their services.
Great-West Funds has entered into a shareholder services agreement with GWL&A. Pursuant to the shareholder services agreement, GWL&A provides recordkeeping and shareholder services to shareholders and account owners and receives from the Investor Class and Class L shares of the Fund a fee equal to 0.35% of the average daily net asset value of the applicable share class.
GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund. The Fund has entered into a plan of distribution which provides for compensation for distribution of Class L shares and for providing or arranging for the provision of services to Class L shareholders. The distribution plan provides for a maximum fee equal to an annual rate of 0.25% of the average daily net assets of the Class L shares. The Distributor has agreed to voluntarily waive all 12b-1 fees attributable to Class L shares purchased by the Adviser in consideration for the Adviser providing initial capital to the Fund. The amount waived, if any, is reflected in the Statement of Operations.

Semi-Annual Report - June 28, 2019

Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all sixty-seven funds for which they serve as directors was $540,000 for the period ended June 28, 2019.
4.  PURCHASES AND SALES OF INVESTMENTS
For the period ended June 28, 2019, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were $138,497,267 and $122,515,666, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.
5.  SECURITIES LOANED
The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The fair value of the loaned securities is determined daily at the close of business of the Fund and necessary collateral adjustments are made between the Fund and its counterparties on the next business day through the delivery or receipt of additional collateral. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of June 28, 2019, the Fund had securities on loan valued at $1,457,643 and received collateral as reported on the Statement of Assets and Liabilities of $1,530,441 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral.
Under the securities lending agreement, the collateral pledged is, by definition, the securities loaned against the cash borrowed. At June 28, 2019, the class of securities loaned consisted entirely of common stock. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. Additional information regarding the Fund's securities on loan is included in the Schedule of Investments.
6.  INDEMNIFICATIONS
The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
7.  SUBSEQUENT EVENT
Management has reviewed all events subsequent to June 28, 2019, including the estimates inherent in the process of preparing these financial statements, through the date the financial statements were issued. No subsequent events requiring adjustment or disclosure have occurred.

Semi-Annual Report - June 28, 2019

Availability of Quarterly Portfolio Schedule
Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form NPORT-EX. Great-West Funds’ Forms NPORT-EX are available on the SEC website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the SEC website at http://www.sec.gov.
Availability of Proxy Voting Record
Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the SEC website at http://www.sec.gov.
Investment Advisory Contract Approval
The Board of Directors (the “Board”) of Great-West Funds, Inc. (the “Company”), including the Directors who are not interested persons of the Company (the “Independent Directors”), at a meeting held on April 17, 2019 (the “Meeting”), approved the continuation of (i) the investment advisory agreement (the “Advisory Agreement”) between Great-West Capital Management, LLC (“GWCM”) and the Company, on behalf of Great-West Emerging Markets Equity Fund (the “Fund”), a series of the Company, (ii) the investment sub-advisory agreement (the “Lazard Sub-Advisory Agreement”) by and among the Company, GWCM and Lazard Asset Management LLC (“Lazard”), with respect to the Fund, and (iii) the investment sub-advisory agreement (the “UBS Sub-Advisory Agreement”) by and among the Company, GWCM and UBS Asset Management (Americas) Inc. (“UBS” and together with Lazard, the “Sub-Advisers” or each, a “Sub-Adviser”), with respect to the Fund. (The Lazard Sub-Advisory Agreement and the UBS Sub-Advisory Agreement are referred to together as the “Sub-Advisory Agreements,” or each, a “Sub-Advisory Agreement.”)
Pursuant to the Advisory Agreement, GWCM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Fund in accordance with its investment objective, policies and limitations. GWCM also provides, subject to oversight by the Board, the management and administrative services necessary for the Fund’s operation. In addition, GWCM is responsible for allocating the Fund’s assets among one or more sub-advisers—including, in this case, each of Lazard and UBS. In this connection, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits GWCM to enter into and materially amend the Sub-Advisory Agreements with Board approval but without shareholder approval. Under this structure, GWCM is also responsible for monitoring and evaluating the performance of each Sub-Adviser for its sleeve of the Fund and for recommending the hiring, termination and replacement of each Sub-Adviser to the Board.
Pursuant to its respective Sub-Advisory Agreement, each Sub-Adviser, subject to general supervision and oversight by GWCM and the Board, is responsible for the day-to-day management of the investment and reinvestment of its allocated portion of the Fund’s portfolio, which includes making decisions to buy, sell or hold any particular security.
On March 18, 2019, the Independent Directors met separately with independent legal counsel in advance of the Meeting to evaluate information furnished by GWCM and each Sub-Adviser in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreements (collectively, the “Agreements” or each, an “Agreement”), and met separately with representatives of Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data,1 and with GWCM to review comparative information on the Fund’s investment performance, fees and expenses. The Independent Directors also considered additional information provided in response to their requests made following the March meeting. In addition, at the Meeting, the Independent Directors met with representatives of an independent provider of mutual fund advisory contract renewal consulting services (the “Independent Fee Consultant”) to review comparative information regarding the Fund’s investment performance, fees and expenses, and further discussed such information with GWCM.
In approving the continuation of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approvals were based on each Director’s business judgment after consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board.
Based upon its review of the Agreements and the information provided to it, the Board concluded that each Agreement was reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Agreements are discussed below.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided and to be provided to the Fund by GWCM and the Sub-Advisers (each, an “adviser”). Among other things, the Board considered, as applicable, each adviser’s personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Fund, and its ability to provide research and to obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Fund. The Board also reviewed, as applicable, the qualifications, background and responsibilities of the senior personnel serving the Fund and the portfolio management teams responsible for the day-to-day management of the Fund, as well as each adviser’s efforts to attract, retain and motivate capable personnel to serve the Fund. In addition, the Board considered, as applicable, each adviser’s reputation for management of its investment strategies, its investment decision-making process, its disaster recovery procedures, including cyber security risk mitigation, its overall financial condition and ability to carry out its obligations to the Fund, its technical resources, operational capabilities, and compliance policies and procedures, including for liquidity risk management oversight, as well as each Sub-Adviser’s practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions. Consideration also was given to the fact that the Board meets with representatives of the Sub-Advisers each year to discuss portfolio management strategies and performance. Additionally, the quality of each adviser’s communications with the Board, as well as the adviser’s responsiveness to the Board, were taken into account. The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by GWCM and the Sub-Advisers.
Investment Performance
With respect to the Fund’s investment performance, the Board noted that the Fund commenced operation on January 4, 2018, and given the limited operating period Broadridge determined that there was no meaningful performance record to include in its report. In this connection, the Board considered that it had initially approved the Agreements at a meeting held on September 20, 2017 (the “September 2017 Meeting”). Although the Agreements were subject to an initial two-year term with respect to the Fund, GWCM requested that the Board consider the continuation of the Agreements at the Meeting in order to align the timing of the Board’s assessment of the Agreements with the Board’s annual contract review process for the other investment sub-advisory agreements of the Company. Given the circumstances, the Board noted its review at the September 2017 Meeting—as to each Sub-Adviser—of historical performance results of a composite of accounts managed by the Sub-Adviser using the same investment strategy as it would use to manage its respective portion of the Fund. The Board took into account its determination at the September 2017 Meeting that it was satisfied with each Sub-Adviser’s investment performance. The Board also noted that, in evaluating the Advisory Agreement in general, it was taking into account its accumulated experience in working with GWCM on matters relating to the Company’s other Funds. In addition, the Board considered GWCM’s processes for overseeing and analyzing each Sub-Adviser’s performance. The Board determined that it was satisfied with the information provided regarding the Fund’s investment performance.
Costs and Profitability
The Board considered the costs of services provided by GWCM and the Sub-Advisers from their relationships with the Fund. The Board also reviewed an analysis prepared by Broadridge regarding the actual net advisory fee, sub-advisory fee and advisory fee retained by GWCM for the Fund’s Investor Class and Institutional Class, as compared to share classes of other sub-advised funds within the same Lipper investment classification and publicly disclosed sub-advisory fees.
With respect to the costs of services, the Board considered the structure and the level of the investment management fees and other expenses payable by the Fund. In this regard, the Board noted that GWCM has contractually agreed to limit the fees and expenses of the Fund through April 30, 2020.

The Board noted that GWCM, not the Fund, pays the sub-advisory fees to the Sub-Advisers and that such fees were negotiated at arm’s length between GWCM and each Sub-Adviser. In evaluating the management fee and total expense ratio of the Fund’s Investor and Institutional Classes, the Board considered the fees payable by and the total expense ratios of a peer group of funds managed by other investment advisers, as determined by Broadridge, based on Lipper fund classifications. Specifically, the Board considered for each class (i) the Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) in comparison to the contractual management fees of the peer group of funds and (ii) the Fund’s total expense ratio in comparison to the peer group funds’ total expense ratios (in all cases, net of any waivers, if applicable). In addition, the Board considered the Fund’s total expense ratio in comparison to the median expense ratios for all funds in the peer group.
The Board observed that the Fund’s Contractual Management Fee for each class was lower than the median contractual management fee of its respective peer group of funds. The Board also observed that the Fund’s total annual operating expense ratio for each class was lower than the peer group median expense ratio, ranking in the first quintile of its respective peer group (with the first quintile being the lowest expenses and the fifth quintile being the highest expenses). In addition, the Board reviewed a report from the Independent Fee Consultant assessing expenses and noted the Independent Fee Consultant’s conclusion that the management fees and total expenses of the Fund are reasonable in relation to the services delivered.
The Board noted that GWCM does not manage other client accounts in the same investment style as the Fund. The Board also received information regarding the fees charged by Lazard to a retail fund and separate accounts managed by Lazard in the same investment style as the Fund and noted that, based on the information provided by Lazard, any fees it charges to these other clients were competitive with the fee charged to GWCM for the Fund. In addition, the Board considered UBS’s statement that it believes the fee charged to GWCM for the Fund is reasonable as compared to the fees charged for similar accounts.
The Board further considered the overall financial soundness of GWCM and the Sub-Advisers and the profits estimated to have been realized by GWCM and its affiliates and the Sub-Advisers. The Board reviewed the financial statements and profitability information from GWCM and the Sub-Advisers. In evaluating the information provided by GWCM, the Board noted that there is no recognized standard or uniform methodology for determining profitability for this purpose. The Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as GWCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board also reviewed a report from Broadridge comparing pre-tax investment management profitability margins for the latest fiscal year for certain publicly-traded advisers to fund complexes, as compared to GWCM’s estimated complex-level profits. The Board considered that, while GWCM’s overall profitability is not unreasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business and the adviser’s assumptions regarding allocations of revenue and expenses. Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by GWCM and its affiliates and each Sub-Adviser were not unreasonable in relation to the nature, extent and quality of the services provided.
Economies of Scale
The Board considered the extent to which economies of scale may be realized as the Fund grows and whether current fee levels reflect these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Fund and GWCM, respectively, and whether those fees include breakpoints, as well as comparative fee information, the profitability and financial condition of GWCM, and the current level of Fund assets. Based on the information provided, the Board concluded that any economies of scale currently being realized were appropriately reflected in the management fee paid by the Fund, including the schedule of breakpoints agreed to by GWCM.
Other Factors
The Board considered ancillary benefits derived or to be derived by GWCM or the Sub-Advisers from their relationships with the Fund as part of the total mix of information evaluated by the Board. In this regard, the Board noted that the Sub-Advisers receive ancillary benefits from soft-dollar arrangements by which brokers provide research to the Sub-Advisers in return for allocating Fund brokerage to such brokers. The Board noted where services were provided to the Fund by affiliates of GWCM, including in particular the shareholder services provided by GWCM’s parent company, Great-West Life and Annuity Insurance

Company (“GWLA”). The Board took into account the fact that the Fund is used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with GWCM and as a funding vehicle under retirement plans for which affiliates of GWCM may provide various retirement plan services. Additionally, the Board considered the extent to which GWLA and its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits. The Board concluded that the Fund’s management and sub-advisory fees were reasonable, taking into account any ancillary benefits to be derived by GWCM or the Sub-Adviser.
Conclusion
Based upon all the information considered and the conclusions reached, the Board determined that the terms of each Agreement continue to be reasonable and that the continuation of the Agreements is in the best interests of the Fund.

ITEM 2.	CODE OF ETHICS.
Not required in filing.
ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not required in filing.
ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not required in filing.
ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6.	INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K.
ITEM 11.	CONTROLS AND PROCEDURES.
(a)   The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.
(b)   The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12.	DISCLOSURE OF LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 13.	EXHIBITS.
(a)   (1) Code of Ethics required by Item 2 of Form N-CSR is incorporated by reference to registrant’s Form N-CSRs filed on March 1, 2018 (File No. 2-75503).
(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3) Not applicable.
(4) Not applicable.
(b)   A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
GREAT-WEST FUNDS, INC.
By:	/s/ Scott C. Sipple

Scott C. Sipple
President & Chief Executive Officer
Date:August 22, 2019
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ Scott C. Sipple

Scott C. Sipple
President & Chief Executive Officer
Date:August 22, 2019
By:	/s/ Mary C. Maiers

Mary C. Maiers
Chief Financial Officer & Treasurer
Date:August 22, 2019